Janus Henderson VIT Global Research Portfolio

Schedule of Investments (unaudited)

September 30, 2019

Shares		Value
Common Stocks – 99.5%
Aerospace & Defense – 4.4%
Boeing Co	20,966	$7,976,934
L3Harris Technologies Inc	45,006	9,390,052
Safran SA	87,929	13,841,918
		31,208,904
Airlines – 0.6%
Ryanair Holdings PLC (ADR)*	64,751	4,298,171
Auto Components – 0.9%
Aptiv PLC	73,973	6,466,720
Automobiles – 0.7%
Isuzu Motors Ltd	449,400	4,948,762
Banks – 4.5%
Bank Rakyat Indonesia Persero Tbk PT	12,711,300	3,690,666
BNP Paribas SA	52,379	2,549,880
China Construction Bank Corp	2,735,000	2,086,801
HDFC Bank Ltd	420,498	7,283,810
JPMorgan Chase & Co	135,285	15,921,692
		31,532,849
Beverages – 3.3%
Constellation Brands Inc	64,726	13,416,405
Pernod Ricard SA	54,024	9,620,228
		23,036,633
Biotechnology – 1.2%
Mirati Therapeutics Inc*	21,079	1,642,265
Neurocrine Biosciences Inc*	44,597	4,018,636
Sage Therapeutics Inc*	13,979	1,961,114
Sarepta Therapeutics Inc*	15,379	1,158,346
		8,780,361
Building Products – 1.4%
Daikin Industries Ltd	75,100	9,850,319
Capital Markets – 4.2%
Blackstone Group Inc	154,839	7,562,337
Hong Kong Exchanges & Clearing Ltd	147,800	4,337,352
Intercontinental Exchange Inc	80,879	7,462,705
London Stock Exchange Group PLC	76,616	6,882,979
TD Ameritrade Holding Corp	75,778	3,538,833
		29,784,206
Chemicals – 1.1%
Air Products & Chemicals Inc	34,237	7,595,821
Construction Materials – 0.8%
Vulcan Materials Co	36,182	5,472,166
Consumer Finance – 1.7%
Nexi SpA (144A)*	513,138	5,232,039
Synchrony Financial	198,377	6,762,672
		11,994,711
Electronic Equipment, Instruments & Components – 1.9%
Hexagon AB	158,719	7,654,355
Keyence Corp	9,000	5,569,328
		13,223,683
Energy Equipment & Services – 0.1%
Halliburton Co	51,040	962,104
Entertainment – 2.5%
Netflix Inc*	26,391	7,062,759
Walt Disney Co	80,117	10,440,847
		17,503,606
Equity Real Estate Investment Trusts (REITs) – 1.5%
American Tower Corp	32,616	7,212,376
Invitation Homes Inc	117,328	3,474,082
		10,686,458
Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	108,680	9,093,256
Boston Scientific Corp*	160,667	6,537,540
Cooper Cos Inc	7,752	2,302,344
		17,933,140
Health Care Providers & Services – 1.4%
Humana Inc	15,481	3,958,027
UnitedHealth Group Inc	28,593	6,213,831
		10,171,858

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.8%
GVC Holdings PLC	849,363	$7,762,013
McDonald's Corp	45,951	9,866,139
Norwegian Cruise Line Holdings Ltd*	93,364	4,833,454
Sands China Ltd	1,051,600	4,763,228
		27,224,834
Household Durables – 0.9%
Sony Corp	104,000	6,105,707
Independent Power and Renewable Electricity Producers – 2.1%
NRG Energy Inc	218,124	8,637,710
Vistra Energy Corp	233,502	6,241,508
		14,879,218
Industrial Conglomerates – 1.0%
Honeywell International Inc	41,027	6,941,768
Information Technology Services – 6.3%
Amdocs Ltd	90,319	5,970,989
Fidelity National Information Services Inc	56,173	7,457,528
GoDaddy Inc*	50,119	3,306,852
Mastercard Inc	53,295	14,473,323
Visa Inc	78,257	13,460,987
		44,669,679
Insurance – 4.0%
AIA Group Ltd	1,078,200	10,187,012
Intact Financial Corp	60,424	6,082,084
Progressive Corp	126,329	9,758,915
Prudential PLC	134,777	2,443,803
		28,471,814
Interactive Media & Services – 3.1%
Alphabet Inc - Class C*	12,768	15,564,192
Tencent Holdings Ltd	145,500	6,130,029
		21,694,221
Internet & Direct Marketing Retail – 3.5%
Alibaba Group Holding Ltd (ADR)*	36,885	6,168,279
Amazon.com Inc*	10,687	18,551,670
		24,719,949
Life Sciences Tools & Services – 1.1%
Thermo Fisher Scientific Inc	26,046	7,586,418
Machinery – 1.2%
Parker-Hannifin Corp	45,986	8,305,531
Metals & Mining – 1.4%
Rio Tinto PLC	125,714	6,504,607
Teck Resources Ltd	233,320	3,783,282
		10,287,889
Multi-Utilities – 0.5%
National Grid PLC	305,012	3,306,700
Oil, Gas & Consumable Fuels – 6.3%
Cabot Oil & Gas Corp	193,816	3,405,347
Canadian Natural Resources Ltd	163,814	4,359,058
Enterprise Products Partners LP	276,905	7,913,945
EOG Resources Inc	62,652	4,650,031
Marathon Petroleum Corp	94,950	5,768,213
Occidental Petroleum Corp	77,965	3,467,104
Suncor Energy Inc	250,527	7,903,317
TOTAL SA	128,980	6,730,828
		44,197,843
Personal Products – 1.8%
Unilever NV	215,275	12,938,553
Pharmaceuticals – 6.0%
AstraZeneca PLC	71,386	6,371,885
Bristol-Myers Squibb Co	128,675	6,525,109
Catalent Inc*	85,741	4,086,416
Elanco Animal Health Inc*	78,544	2,088,485
Merck & Co Inc	119,189	10,033,330
Novartis AG	104,505	9,063,803
Takeda Pharmaceutical Co Ltd	130,850	4,466,159
		42,635,187
Road & Rail – 1.1%
CSX Corp	111,331	7,711,898
Semiconductor & Semiconductor Equipment – 5.4%
ASML Holding NV	60,965	15,098,405
Microchip Technology Inc	41,638	3,868,587
Taiwan Semiconductor Manufacturing Co Ltd	984,000	8,617,898
Texas Instruments Inc	80,782	10,440,266
		38,025,156

Shares		Value
Common Stocks – (continued)
Software – 9.0%
Adobe Inc*	37,414	$10,335,618
Autodesk Inc*	21,584	3,187,957
Constellation Software Inc/Canada	6,219	6,211,723
Intuit Inc	17,787	4,730,275
Microsoft Corp	161,406	22,440,276
salesforce.com Inc*	72,762	10,800,791
SS&C Technologies Holdings Inc	110,804	5,714,162
		63,420,802
Technology Hardware, Storage & Peripherals – 0.7%
Samsung Electronics Co Ltd	114,311	4,688,089
Textiles, Apparel & Luxury Goods – 2.8%
adidas AG	16,731	5,208,381
Cie Financiere Richemont SA	77,486	5,686,034
NIKE Inc	95,390	8,959,029
		19,853,444
Tobacco – 1.6%
British American Tobacco PLC	301,999	11,165,280
Trading Companies & Distributors – 1.2%
Ferguson PLC	120,865	8,831,568
Total Common Stocks (cost $540,313,268)		703,112,020
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº,£ (cost $2,856,000)	2,856,000	2,856,000
Total Investments (total cost $543,169,268) – 99.9%		705,968,020
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		401,562
Net Assets – 100%		$706,369,582

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$446,375,255	63.2%
United Kingdom	44,437,267	6.3
France	32,742,854	4.7
Japan	30,940,275	4.4
Canada	28,339,464	4.0
Netherlands	28,036,958	4.0
Hong Kong	19,287,592	2.7
Switzerland	14,749,837	2.1
China	14,385,109	2.0
Taiwan	8,617,898	1.2
Sweden	7,654,355	1.1
India	7,283,810	1.0
Italy	5,232,039	0.8
Germany	5,208,381	0.7
South Korea	4,688,089	0.7
Ireland	4,298,171	0.6
Indonesia	3,690,666	0.5

Total	$705,968,020	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/19
Investment Companies - 0.4%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	$14,765∆	$-	$-	$-
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	44,295	(117)	-	2,856,000

Total Affiliated Investments - 0.4%	$59,060	$(117)	$-	$2,856,000

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 0.4%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 1.7248%ºº	6,501	8,013,007	(8,019,508)	-
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 2.0434%ºº	1,243,000	58,387,267	(56,774,267)	2,856,000

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2019 is $5,232,039, which represents 0.7% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2019.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Semiconductor & Semiconductor Equipment	$29,407,258	$8,617,898	$-
All Other	665,086,864	-	-
Investment Companies	-	2,856,000	-
Total Assets	$694,494,122	$11,473,898	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.